Shareholder Report	6 Months Ended
May 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Exchange Listed Funds Trust
Entity Central Index Key	0001547950
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2025
C000256047
Shareholder Report [Line Items]
Fund Name	PLUS Korea Defense Industry Index ETF
Trading Symbol	KDEF
Security Exchange Name	NYSEArca
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	855-900-0030
Additional Information Website	https://plusetf.com/investor-materials
Expenses [Text Block]

What were the Fund’s costs for the reporting period?

(based on a hypothetical $10,000 investment) *

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PLUS Korea Defense Industry Index ETF	$27	0.65%Footnote Reference**

* Amount shown reflects the expenses of the Fund from date of commencement of operations through May 31, 2025. Expenses would be higher if the Fund had been in operations for the six month period.

** Annualized

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.65%
AssetsNet	$ 28,811,329
Holdings Count | Holding	22
Advisory Fees Paid, Amount	$ 32,414
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$28,811,329
Number of Portfolio Holdings	22
Total Advisory Fee Paid	$32,414
Portfolio Turnover Rate	16%

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.2%
Technology	3.3%
Financials	4.2%
Materials	5.5%
Consumer Discretionary	13.1%
Industrials	73.7%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Hanwha Aerospace Company Ltd.	17.2%
Hyundai Rotem Company Ltd.	14.0%
Korea Aerospace Industries Ltd.	8.2%
LIG Nex1 Company Ltd.	7.5%
Hanwha Systems Company Ltd.	5.0%
SNT Dynamics Company Ltd.	4.9%
HJ Shipbuilding & Construction Company Ltd.	4.3%
Hanwha Corporation	4.2%
Poongsan Corporation	3.5%
HD Hyundai Heavy Industries Company Ltd.	3.4%